Investments - Additional Information (Detail) - Investment Penny Warrants [Member] - Fisker Inc. [Member] shares in Millions, $ in Millions	1 Months Ended
Oct. 31, 2020 USD ($) shares
Schedule of Equity Method Investments [Line Items]
Equity Method Investment Number of warrants subscribed | shares	19.5
Vested During 2021 and 2022 [Member]
Schedule of Equity Method Investments [Line Items]
Payments to Acquire Equity Securities, FV-NI | $	$ 320